SCHEDULE OF RELATED PARTIES TRANSACTIONS (Details) (Parenthetical) - Common Stock [Member] - Ms.Xiameng Ding [Member] - HCYC Group Company Limited [Member]	Jun. 15, 2022 USD ($) shares	Jun. 15, 2022 HKD ($) shares
Sale of stock number of shares issued in transaction	340,000	340,000
Sale of Stock, Consideration Received on Transaction	$ 199,238	$ 1,564,000